Summary of Significant Accounting Policies - Trademarks and Other Intangible Assets (Details)	Dec. 31, 2024
Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of finite-lived intangible asset (in years)	3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of finite-lived intangible asset (in years)	18 years